SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Revenues for services performed during the period	$ 57,869	$ 48,343	$ 38,310
Revenues from sale of devices	1,129	1,239	1,773
Performance-based revenues			81
Total	$ 58,998	49,582	$ 40,164
Performance-based revenues with respect of cost savings arising from 2019		$ 81